Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Aegis Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001251896
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 08, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 08, 2022
Prospectus Date	rr_ProspectusDate	Apr. 30, 2022
Aegis Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

The Aegis Funds (the “Trust”)

Aegis Value Fund (the “Fund”)

Supplement dated November 8, 2022 to the

Summary Prospectus and Prospectus

dated April 30, 2022

The following disclosure is being revised relating to the Fund’s fee table presentation with respect to expense reimbursements, as described below:

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2023
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and the fee waiver and/or expense limitation remains in effect through its current term. You may be required to pay commissions and/or other forms of compensation to a broker on your purchases and sales of Class I shares of the Fund, which are not reflected in this table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Aegis Value Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.30%	[1]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 153
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	470
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,770

[1]	“Other Expenses” include expenses incurred by the Fund in the normal course of its operations together with recoupment of management fees previously waived or reimbursed to the Fund. Such expenses are borne by the Fund separately from the management fees paid to Aegis Financial Corporation (the “Advisor”).
[2]	The Advisor has entered into a contractual expense limitation agreement with the Fund pursuant to which the Advisor has agreed to limit certain fees and/or reimburse certain of the Fund’s expenses until April 30, 2023, in order to limit the Total Annual Fund Operating Expenses (exclusive of brokerage costs, interest, taxes and dividend and extraordinary expenses) of the Fund to 1.50% of the Class I shares’ average daily net assets (“Expense Cap”). Only the Board of Trustees may terminate the expense limitation agreement during its current term. The Advisor may be reimbursed by the Fund for amounts assumed by the Advisor pursuant to the expense limitation agreement, provided that such reimbursement does not cause the “Total Annual Fund Operating Expenses after Fee waiver” to exceed 1.50% and the repayment occurs within three years from the month in which the Advisor’s waiver and/or reimbursement occurred. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of the waiver or at the time of the reimbursement. The expense limitation agreement may be extended by the parties for additional one-year terms. The Fund’s Total Annual Fund Operating Expenses may be higher than the amount shown above to the extent the Fund incurs expenses excluded from the expense limitation agreement.